February 28, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:         Touchstone Funds Group Trust (the “Trust”)

Form N-14 for the reorganization of the Touchstone Short Duration Fixed Income Fund (the “Acquired Fund”) into the Touchstone Ultra Short Duration Fixed Income Fund (the “Acquiring Fund”), each a series of the Trust.

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Form N-14 including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card and relevant exhibits, with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund.  Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on or about Friday, March 29, 2013.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC